9. Commitments and Contingencies: Contractual Obligation, Fiscal Year Maturity Schedule (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Contractual Obligation, Fiscal Year Maturity Schedule
Year	Operating Leases

2014	$5,309,908
2015	4,591,431
2016	3,276,188
2017	2,131,058
2018	849,133
2019 and beyond	27,259
Total	$16,184,977